Note 5 - Fair Value of Below Market Time Charters Acquired (Details Textual) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Below Market Time Charters Acquired, Including Held for Sale	$ 176,115	$ 2,626,130
Below Market Time Charters, Accumulated Amortization	$ 17,515,583